Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Financial Liabilities Designated at Fair Value Through Profit or Loss and Investment Contract Liabilities [Abstract]
of which: Senior long-term debt issuances	€ 285	€ 1,000
of which: Repayments and extinguishments	612	1,300
Senior long-term debt [Abstract]
of which: Issuances	18,400	37,000
of which: Repayments and extinguishments	19,400	€ 20,100
Total non-cash changes for Subordinated Long Term Debt	27
of which: Driven by FX movements	122
of which: Driven by FV changes	(96)
Non-cash changes for Trust Preferred Securities	(273)
of which: Driven by FV Changes	€ (259)